Share-Based Compensation (Tables)	12 Months Ended
May 31, 2021
Summary of NES Activities under 2006 and 2016 Share Incentive Plan
The NES activities under the 2016 Share Incentive Plan for the year ended May 31, 2021 are summarized as follows:

	Number of NES	Weighted-average grant date fair value and intrinsic value
		US$
NES outstanding as of June 1, 2020	12,565,050	7.07
Granted	19,595,518	11.51
Vested	(6,816,350)	7.82
Forfeited	(428,228)	7.24
NES outstanding as of May 31, 2021	24,915,990	10.35
NES vested and expect to vest as of May 31, 2021	24,915,990

Summary of Movements of Share Options Under The Koolearn Post-IPO Share Option II
The movements of share options under the Koolearn
Post-IPO
Share Option II are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Granted on August 25, 2020	25,000,000	4.39
Forfeited	(4,152,000)	4.39

Outstanding as of May 31, 2021	20,848,000	4.39

Kooleam pre ipo share option scheme [Member]
Share-based compensation, stock options
The movements of share options under the
Pre-IPO
Share Option Scheme are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of June 1, 2019	44,740,485	1.13
Forfeited	(2,360,000)	1.13
Exercised	(3,129,000)	1.13

Outstanding as of May 31, 2020	39,251,485	1.13
Forfeited	(680,500)	1.13
Exercised	(1,668,000)	1.13

Outstanding as of May 31, 2021	36,902,985	1.13

Kooleam post ipo share option [Member]
Share-based compensation, stock options
The movements of share options under the Koolearn
Post-IPO
Share Option I are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Granted on January 29, 2020	40,000,000	3.26
Forfeited	(1,801,000)	3.26

Outstanding as of May 31, 2020	38,199,000	3.26
Forfeited	(8,621,185)	3.26
Exercised	(36,000)	3.26

Outstanding as of May 31, 2021	29,541,815	3.26

The fair value estimate of share options

	January 29, 2020 Koolearn Post- IPO Share Option I
Weighted average share price	US$	3.49
Exercise price	US$	3.26
Expected volatility		52%
Expected life		10 years
Risk-free rate		1.44%
Expected dividend yield		0.00%

Koolean post ipo share option two [Member]
Share-based compensation, stock options

August 25, 2020 Koolearn Post- IPO Share Option II
Weighted average share price	4.52
Exercise price	4.39
Expected volatility	49.5%
Expected life	10 years
Risk-free rate	0.44%
Expected dividend yield	0.00%